RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges by Plan
The following table summarizes the period-to-date restructuring charges by plan recognized in our Consolidated Statements of Operations:

	Fiscal Year Ended
(In thousands)	December 31, 2024	December 31, 2023	January 1, 2023
May 2021 Restructuring Plan:
Severance and benefits	—	129	(475)
(Gain from) cost of disposal and retirement of property, plant and equipment	—	(1,880)	60
Total May 2021 Restructuring Plan	—	(1,751)	(415)
June 2022 Restructuring Plan:
Severance and benefits	—	(348)	1,981
Cost of disposal and retirement of property, plant and equipment	—	457	599
Others	(24)
Total June 2022 Restructuring Plan	(24)	109	2,580
September 2023 Restructuring Plan:	\
Inventory impairments and other inventory related costs(1)	2,573	24,278	—
Severance and benefits	5,320	12,745	—
Impairment and cost of disposal and retirement of long-lived assets, including right of use assets	3,548	74,480	—
Contract termination costs for capital expenditure	(8,973)	39,051	—
Other costs	272	817	—
Total September 2023 Restructuring Plan	2,740	151,371	—
September 2024 Restructuring Plan:
Inventory impairments and other inventory related costs(1)	2,347
Severance and benefits	14,606
Impairment and cost of disposal and retirement of long-lived assets, including right of use assets	99,866
Contract termination costs for capital expenditure	1,510
Other costs	29
Total Sep 2024 Restructuring Plan	118,358	—
Other Restructuring:
Severance and benefits	—	—	—
Cost of disposal and retirement of property, plant and equipment	—	—	(47)
Other costs	—	—	—
Total Other Restructurings	—	—	(47)
Total restructuring charges	$121,074	$149,729	$2,118
(1) Included in Cost of revenue.

Schedule of Restructuring Reserve
The following table summarizes the restructuring reserve movements during fiscal year 2024:

(In thousands)	December 31, 2023	(Credits) Charges	Settlement	Reclassified to liabilities held for sale	December 31, 2024
June 2022 Restructuring Plan:
Severance and benefits	62	(24)	(38)	—	—
Total June 2022 Restructuring Plan	62	(24)	(38)	—	—
September 2023 Restructuring Plan:
Inventory impairments and other inventory related costs	3,725	2,573	(6,298)	—	—
Severance and benefits	3,051	5,320	(5,568)	(379)	2,424
Impairment and cost of disposal and retirement of property, plant and equipment and Right of use Assets	—	3,548	(3,522)	—	26
Contract termination costs	18,087	(8,973)	(9,024)	(85)	5
Other costs	504	272	(776)	—	—
Total September 2023 Restructuring Plan	25,367	2,740	(25,188)	(464)	2,455
September 2024 Restructuring Plan:
Inventory impairments and other inventory related costs	—	2,347	(2,011)	—	336
Severance and benefits	—	14,606	(13,820)		786
Impairment and cost of disposal and retirement of property, plant and equipment and Right of use Assets	—	99,866	(99,866)	—	—
Contract termination costs	—	1,510	(630)	—	880
Other costs	—	29	(29)	—	—
Total September 2024 Restructuring Plan	—	118,358	(116,357)	—	2,001
Total Restructuring Charges	$25,429	$121,074	$(141,583)	$(464)	$4,456